United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 03/31/11

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     5/4/2011
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total:
Form 13F Information Table Entry Total:
                                        (Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     7155    76525 SH       Sole                                      76525
                                                                76      810 SH       Defined 01                                  810
AFLAC Inc                      COM              001055102     5443   103132 SH       Sole                                     103132
AT&T Inc New                   COM              00206R102     3746   122370 SH       Sole                                     122370
                                                                49     1610 SH       Defined 01                                 1610
Abbott Laboratories            COM              002824100      182     3708 SH       Sole                                       3708
                                                                47      960 SH       Defined 01                                  960
Adobe Systems Inc              COM              00724F101     2056    61988 SH       Sole                                      61988
American Express Company       COM              025816109     1648    36462 SH       Sole                                      36462
Apache Corp                    COM              037411105     2465    18831 SH       Sole                                      18831
Apple Inc.		       COM		037833100     1467     4210 SH	     Sole					4210
Aqua America Inc               COM              03836w103      348    15206 SH       Sole                                      15206
Artesian Res Corp Cl A Class A COM              043113208     2251   115514 SH       Sole                                     115514
Auto Data Processing           COM              053015103     6669   129984 SH       Sole                                     129984
Berkshire Hathaway B New Class COM              084670207     2256    26975 SH       Sole                                      26975
Best Buy Inc                   COM              086516101     1194    41562 SH       Sole                                      41562
Boeing Co                      COM              097023105     6842    92552 SH       Sole                                      92552
                                                                11      150 SH       Defined 01                                  150
Bristol-Myers Squibb Co        COM              110122108      402    15198 SH       Sole                                      15198
                                                                69     2620 SH       Defined 01                                 2620
Church & Dwight Co Inc         COM              171340102      845    10653 SH       Sole                                      10653
Cisco Systems Inc              COM              17275R102      788    45969 SH       Sole                                      45969
Colgate-Palmolive Co           COM              194162103     4100    50771 SH       Sole                                      50771
ConocoPhillips                 COM              20825C104     1482    18558 SH       Sole                                      18558
                                                                68      850 SH       Defined 01                                  850
Cooper Industries Plc F        COM              G24182100     5055    77890 SH       Sole                                      77890
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     4768    62562 SH       Sole                                      62562
                                                                64      840 SH       Defined 01                                  840
Dow Chemical Company           COM              260543103      626    16590 SH       Sole                                      16590
Du Pont E I De Nemour&co       COM              263534109     7492   136300 SH       Sole                                     136300
                                                                 8      150 SH       Defined 01                                  150
E M C Corp Mass                COM              268648102     3814   143607 SH       Sole                                     143607
Exponent Inc                   COM              30214u102     1305    29243 SH       Sole                                      29243
Exxon Mobil Corporation        COM              30231g102     8582   102014 SH       Sole                                     102014
FMC Corp New                   COM                             203     2395 SH       Sole                                       2395
FMC Technologies Inc           COM              30249u101     3638    38502 SH       Sole                                      38502
Fedex Corporation              COM              31428X106     6720    71831 SH       Sole                                      71831
Fortune Brands Inc             COM              349631101     1821    29429 SH       Sole                                      29429
General Electric Company       COM              369604103     4298   214358 SH       Sole                                     214358
                                                                 7      350 SH       Defined 01                                  350
Glaxosmithkline Plc Adrf Spons COM              37733W105     3619    94226 SH       Sole                                      94226
                                                                47     1230 SH       Defined 01                                 1230
Harley Davidson Inc            COM              412822108      427    10040 SH       Sole                                      10040
Heinz H J Co                   COM              423074103     2606    53388 SH       Sole                                      53388
                                                                 9      190 SH       Defined 01                                  190
Hershey Company                COM              427866108      312     5740 SH       Sole                                       5740
Home Depot Inc                 COM              437076102     5548   149693 SH       Sole                                     149693
Honeywell International        COM              438516106      159     2655 SH       Sole                                       2655
                                                                62     1040 SH       Defined 01                                 1040
Illinois Tool Works Inc        COM              452308109     3039    56566 SH       Sole                                      56566
International Business Machine COM              459200101     8844    54233 SH       Sole                                      54233
JP Morgan Chase & Co           COM              46625h100     5914   128284 SH       Sole                                     128284
                                                                59     1290 SH       Defined 01                                 1290
Johnson & Johnson              COM              478160104     7024   118552 SH       Sole                                     118552
                                                                56      950 SH       Defined 01                                  950
Kimberly-Clark Corp            COM              494368103      707    10826 SH       Sole                                      10826
                                                                67     1030 SH       Defined 01                                 1030
Kraft                          COM		50075n104     1003    31981 SH	     Sole				       31981
Lab Cp Of Amer Hldg New        COM              50540R409     2920    31693 SH       Sole                                      31693
Limited Brands Inc             COM              532716107     1073    32647 SH       Sole                                      32647
Logitech Intl S A New F        COM              h50430232      451    24880 SH       Sole                                      24880
McCormick & Co Inc N-Vt Non Vo COM              579780206     5523   115468 SH       Sole                                     115468
McDonalds Corp                 COM              580135101     5536    72757 SH       Sole                                      72757
Medtronic Inc                  COM              585055106     3107    78958 SH       Sole                                      78958
Merck & Co Inc New             COM              589331107      598    18116 SH       Sole                                      18116
Microsoft Corp                 COM              594918104     7082   278942 SH       Sole                                     278942
                                                                39     1520 SH       Defined 01                                 1520
Nokia Corp Spon Adr F 1 Adr Re COM              654902204     1169   137395 SH       Sole                                     137395
                                                                 4      520 SH       Defined 01                                  520
Nordson Corp                   COM              655663102     1476    12831 SH       Sole                                      12831
Oracle Corporation             COM		68389x105      949    28371 SH	     SOle		                       28371
Pepsico Incorporated           COM              713448108     5882    91326 SH       Sole                                      91326
Pfizer Incorporated            COM              717081103     1568    77226 SH       Sole                                      77226
Philip Morris Intl Inc         COM              718172109      287     4370 SH       Sole                                       4370
                                                                 9      140 SH       Defined 01                                  140
Pinnacle West Capital Cp       COM              723484101      948    22159 SH       Sole                                      22159
Procter & Gamble               COM              742718109     4090    66395 SH       Sole                                      66395
Progressive Corp Ohio          COM              743315103     1301    61583 SH       Sole                                      61583
RPM International Inc Delaware COM              749685103     7383   311105 SH       Sole                                     311105
Resmed Inc                     COM              761152107     1267    42220 SH       Sole                                      42220
Reynolds American Inc          COM              761713106      914    25717 SH       Sole                                      25717
Royal Dutch Shell A Adrf Spons COM              780259107      223     3055 SH       Sole                                       3055
Shaw Group Inc                 COM              820280105     2390    67497 SH       Sole                                      67497
South Jersey Inds Inc          COM              838518108     4461    79705 SH       Sole                                      79705
Stryker Corp                   COM              863667101     3855    63397 SH       Sole                                      63397
Texas Instruments Inc          COM              882508104     2108    61001 SH       Sole                                      61001
The Southern Company           COM              842587107     6646   174381 SH       Sole                                     174381
Tiffany & Co New               COM              886547108     1368    22260 SH       Sole                                      22260
U G I Corporation New          COM              902681105     2329    70794 SH       Sole                                      70794
Under Armour Inc Cl A          COM              904311107     2499    36730 SH       Sole                                      36730
Unilever N V Ny Shs Newf N Y R COM              904784709      156     4973 SH       Sole                                       4973
                                                                64     2040 SH       Defined 01                                 2040
V F Corporation                COM              918204108     5056    51314 SH       Sole                                      51314
Valley National Bancorp        COM              919794107     3458   247712 SH       Sole                                     247712
Verizon Communications         COM              92343v104     5993   155504 SH       Sole                                     155504
                                                                67     1730 SH       Defined 01                                 1730
Viacom Inc Cl B New            COM              92553p201      267     5746 SH       Sole                                       5746
Wal-Mart Stores Inc            COM              931142103     1035    19875 SH       Sole                                      19875
Walt Disney Company            COM              254687106     6751   156663 SH       Sole                                     156663
                                                                73     1700 SH       Defined 01                                 1700
UMH Properties Inc. REIT       COM              903002103      541    54436 SH       Sole                                      54436
Washington Real Estate Investm COM              939653101     5511   177275 SH       Sole                                     177275
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     5140    47083 SH       Sole                                      47083
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1738    21202 SH       Sole                                      21202
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     2332    29089 SH       Sole                                      29089
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      517    19439 SH       Sole                                      19439
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      566     7299 SH       Sole                                       7299
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      401    11940 SH       Sole                                      11940
Ishares MSCI Israel Inx Israel STK IDX          464286632      253     4290 SH       Sole                                       4290
Ishares MSCI Korea Idx Korea I STK IDX          464286772      549     8528 SH       Sole                                       8528
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      299     4685 SH       Sole                                       4685
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     5687   143439 SH       Sole                                     143439